INVESTMENTS - Additional Information (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Investments In Argentine Pesos
Disclosure of detailed information about investment property [line items]
Accrued interest annual nominal rate	30.99%	89.82%
Short-term investments in foreign currency
Disclosure of detailed information about investment property [line items]
Accrued interest annual nominal rate	0.19%	0.72%